Short-Term Borrowings And Long-Term Debt (Schedule Of Long-Term Debt) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Debt Instrument [Line Items]
Total long-term debt principal	¥ 3,909,440	¥ 3,938,445
Less-Deferred bond discounts	(416)	(510)
Long-term debt	3,909,024	3,937,935
Less-Current portion	(425,351)	(703,304)
Total long-term debt	3,483,673	3,234,631
Debt Denominated In Japanese Yen
Debt Instrument [Line Items]
Total long-term debt principal	3,554,921	3,632,244
Debt Denominated In Japanese Yen | 0.15% to 2.06% coupon bonds due 2014 to 2031
Debt Instrument [Line Items]
Total long-term debt principal	1,795,967	1,887,207
Debt Denominated In Japanese Yen | 0.42% floating rate bond due 2022
Debt Instrument [Line Items]
Total long-term debt principal	100	100
Debt Denominated In Japanese Yen | 0.96% (weighted average) loans due 2015 to 2029
Debt Instrument [Line Items]
Total long-term debt principal	61,382	23,115
Debt Denominated In Japanese Yen | 1.14% (weighted average) loans due 2014 to 2031
Debt Instrument [Line Items]
Total long-term debt principal	1,599,342	1,635,348
Debt Denominated In Japanese Yen | 0.34% (weighted average) floating rate loans due 2014 to 2025
Debt Instrument [Line Items]
Total long-term debt principal	98,130	86,474
Debt Denominated In Foreign Currencies
Debt Instrument [Line Items]
Total long-term debt principal	354,519	306,201
Debt Denominated In Foreign Currencies | 0.89% to 2.15% U.S. dollar notes due 2016 to 2020
Debt Instrument [Line Items]
Total long-term debt principal	182,889	166,338
Debt Denominated In Foreign Currencies | 0.73%(weighted average) U.S. dollar loans due 2014 to 2019
Debt Instrument [Line Items]
Total long-term debt principal	20,043	16,004
Debt Denominated In Foreign Currencies | 0.66% (weighted average) U.S. dollar floating rate loans due 2014 to 2029
Debt Instrument [Line Items]
Total long-term debt principal	98,716	92,242
Debt Denominated In Foreign Currencies | 0.83% (weighted average) U.K. pound floating rate loans due 2014 to 2018
Debt Instrument [Line Items]
Total long-term debt principal	18,918	4,186
Debt Denominated In Foreign Currencies | 17.37% (weighted average) South African Rand loans due 2015 to 2018
Debt Instrument [Line Items]
Total long-term debt principal	10,679	12,193
Debt Denominated In Foreign Currencies | Other loans due 2014 to 2024
Debt Instrument [Line Items]
Total long-term debt principal	¥ 23,274	¥ 15,238